Summary of Significant Accounting Policies - Schedule of Shares Issuable Could Potentially Dilute Future Earnings (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Shares Issuable Could Potentially Dilute Future Earnings [Line Items]
Shares excluded from the calculation of diluted loss per share	1,744,346,896	2,174,312,802	1,744,346,896	2,174,312,802
Series A Preferred Stock [Member]
Schedule of Shares Issuable Could Potentially Dilute Future Earnings [Line Items]
Shares excluded from the calculation of diluted loss per share	584,793,654	1,046,336,299
Warrants [Member]
Schedule of Shares Issuable Could Potentially Dilute Future Earnings [Line Items]
Shares excluded from the calculation of diluted loss per share	975,288,919	964,834,419	975,288,919	964,834,419
Stock Options [Member]
Schedule of Shares Issuable Could Potentially Dilute Future Earnings [Line Items]
Shares excluded from the calculation of diluted loss per share	184,264,323	163,142,084	184,264,323	163,142,084